Leuthold Grizzly Short Fund
Schedule of Investments
June 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 18.6%		Value
U.S. Treasury Bills - 18.6%	Par
4.21%, 07/22/2025 (a)	7,000,000	$6,982,972
TOTAL SHORT-TERM INVESTMENTS (Cost $6,982,972)		6,982,972

TOTAL INVESTMENTS - 18.6% (Cost $6,982,972)		6,982,972
Money Market Deposit Account - 77.2% (b)		29,031,005
Other Assets in Excess of Liabilities - 4.2%		1,614,889
TOTAL NET ASSETS - 100.0%		$37,628,866
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	The rate shown is the annualized effective yield as of June 30, 2025.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

Leuthold Grizzly Short Fund
Schedule of Securities Sold Short
June 30, 2025 (Unaudited)

COMMON STOCKS - (66.2)%	Shares	Value
Aerospace & Defense - (3.9)%
AAR Corp.	(3,231)	$(222,260)
Boeing Co.	(2,524)	(528,854)
Spirit AeroSystems Holdings, Inc. - Class A	(6,359)	(242,596)
TransDigm Group, Inc.	(305)	(463,795)
		(1,457,505)

Automobiles - (1.3)%
Tesla, Inc.	(1,508)	(479,031)

Banks - (0.7)%
Triumph Financial, Inc.	(4,620)	(254,608)

Beverages - (1.4)%
Brown-Forman Corp. - Class B	(8,374)	(225,344)
PepsiCo, Inc.	(2,419)	(319,405)
		(544,749)

Building Products - (1.0)%
AAON, Inc.	(3,124)	(230,395)
Trex Co., Inc.	(2,740)	(149,001)
		(379,396)

Capital Markets - (8.1)%
Ares Management Corp. - Class A	(1,949)	(337,567)
Blackstone, Inc.	(3,136)	(469,083)
Blue Owl Capital, Inc. - Class A	(9,973)	(191,581)
Cohen & Steers, Inc.	(2,823)	(212,713)
FactSet Research Systems, Inc.	(484)	(216,484)
Hamilton Lane, Inc. - Class A	(1,275)	(181,203)
MarketAxess Holdings, Inc.	(1,142)	(255,054)
Moody's Corp.	(808)	(405,285)
MSCI, Inc.	(837)	(482,731)
TPG, Inc.	(5,380)	(282,181)
		(3,033,882)

Chemicals - (3.5)%
Albemarle Corp.	(3,649)	(228,683)
International Flavors & Fragrances, Inc.	(4,576)	(336,565)
Linde PLC	(822)	(385,666)
Stepan Co.	(2,322)	(126,735)
Westlake Corp.	(3,338)	(253,454)
		(1,331,103)

Commercial Services & Supplies - (1.1)%
Casella Waste Systems, Inc. - Class A	(1,673)	(193,031)
VSE Corp.	(1,721)	(225,416)
		(418,447)

Construction Materials - (1.2)%
Vulcan Materials Co.	(1,716)	(447,567)

Containers & Packaging - (1.3)%
Smurfit WestRock PLC	(7,249)	(312,794)
Sonoco Products Co.	(4,282)	(186,524)
		(499,318)

Distributors - (0.9)%
Pool Corp.	(1,133)	(330,247)

Electric Utilities - (0.5)%
Eversource Energy	(3,196)	(203,330)

Electrical Equipment - (2.4)%
Eaton Corp PLC	(1,150)	(410,538)
Rockwell Automation, Inc.	(1,504)	(499,584)
		(910,122)

Financial Services - (0.4)%
Walker & Dunlop, Inc.	(1,916)	(135,040)

Ground Transportation - (2.6)%
Knight-Swift Transportation Holdings, Inc.	(3,802)	(168,162)
Marten Transport Ltd.	(11,817)	(153,503)
Old Dominion Freight Line, Inc.	(2,019)	(327,684)
Saia, Inc.	(431)	(118,090)
Werner Enterprises, Inc.	(7,993)	(218,688)
		(986,127)

Health Care Equipment & Supplies - (2.8)%
Baxter International, Inc.	(5,669)	(171,657)
Edwards Lifesciences Corp.	(5,671)	(443,529)
Stryker Corp.	(1,127)	(445,875)
		(1,061,061)

Hotels, Restaurants & Leisure - (5.3)%
Caesars Entertainment, Inc.	(5,881)	(166,962)
Chipotle Mexican Grill, Inc.	(8,048)	(451,895)
DraftKings, Inc. - Class A	(11,238)	(481,998)
First Watch Restaurant Group, Inc.	(10,142)	(162,678)
Red Rock Resorts, Inc. - Class A	(3,808)	(198,130)
Restaurant Brands International, Inc.	(5,893)	(390,647)
Vail Resorts, Inc.	(923)	(145,031)
		(1,997,341)

Household Durables - (0.6)%
Installed Building Products, Inc.	(1,238)	(223,236)

Household Products - (1.0)%
Clorox Co.	(3,109)	(373,298)

Independent Power and Renewable Electricity Producers - (0.5)%
Ormat Technologies, Inc.	(2,419)	(202,615)

Insurance - (2.8)%
Erie Indemnity Co. - Class A	(973)	(337,427)
Marsh & McLennan Companies, Inc.	(2,061)	(450,617)
Ryan Specialty Holdings, Inc.	(3,810)	(259,042)
		(1,047,086)

IT Services - (0.7)%
MongoDB, Inc.	(1,189)	(249,678)

Life Sciences Tools & Services - (1.2)%
Bio-Techne Corp.	(2,454)	(126,258)
Bruker Corp.	(3,262)	(134,394)
Repligen Corp.	(1,436)	(178,610)
		(439,262)

Machinery - (3.7)%
IDEX Corp.	(1,817)	(319,011)
Ingersoll Rand, Inc.	(4,626)	(384,791)
Stanley Black & Decker, Inc.	(4,117)	(278,927)
Xylem, Inc./NY	(3,060)	(395,841)
		(1,378,570)

Metals & Mining - (0.9)%
Worthington Industries, Inc.	(5,129)	(326,410)

Multi-Utilities - (1.0)%
Dominion Energy, Inc.	(6,645)	(375,575)

Oil, Gas & Consumable Fuels - (1.0)%
Phillips 66	(3,282)	(391,543)

Pharmaceuticals - (1.1)%
Eli Lilly & Co.	(515)	(401,458)

Professional Services - (2.4)%
CBIZ, Inc.	(2,804)	(201,075)
Dayforce, Inc.	(3,214)	(178,023)
Equifax, Inc.	(1,343)	(348,334)
Exponent, Inc.	(2,438)	(182,143)
		(909,575)

Real Estate - (1.5)%
Invitation Homes, Inc.	(12,075)	(396,060)
Rexford Industrial Realty, Inc.	(4,238)	(150,746)
		(546,806)

Real Estate Management & Development - (1.1)%
CoStar Group, Inc.	(5,009)	(402,724)

Semiconductors & Semiconductor Equipment - (3.7)%
Advanced Micro Devices, Inc.	(2,643)	(375,042)
Analog Devices, Inc.	(1,698)	(404,158)
ARM Holdings PLC - ADR	(2,856)	(461,929)
Power Integrations, Inc.	(2,963)	(165,632)
		(1,406,761)

Software - (2.2)%
Datadog, Inc. - Class A	(4,074)	(547,260)
Varonis Systems, Inc.	(5,864)	(297,598)
		(844,858)

Specialty Retail - (2.0)%
Boot Barn Holdings, Inc.	(1,203)	(182,856)
Floor & Decor Holdings, Inc. - Class A	(1,706)	(129,588)
Tractor Supply Co.	(8,151)	(430,128)
		(742,572)

Trading Companies & Distributors - (0.4)%
SiteOne Landscape Supply, Inc.	(1,368)	(165,446)
TOTAL COMMON STOCKS (Proceeds $25,396,229)		(24,896,347)

EXCHANGE TRADED FUNDS - (31.1)%	Shares	Value
Invesco QQQ Trust Series 1	(3,276)	(1,807,173)
iShares S&P 500 Growth ETF	(22,820)	(2,512,482)
iShares Semiconductor ETF	(7,249)	(1,730,336)
iShares U.S. Transportation ETF	(12,792)	(876,764)
Real Estate Select Sector SPDR Fund	(12,258)	(507,726)
SPDR S&P 500 ETF Trust	(5,312)	(3,282,019)
SPDR S&P Retail ETF	(12,983)	(1,000,470)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $10,590,693)		(11,716,970)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (1.1)%	Shares	Value
Specialized REITs - (1.1)%
Iron Mountain, Inc.	(3,989)	(409,152)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $388,226)		(409,152)

TOTAL SECURITIES SOLD SHORT - (98.4)% (Proceeds $36,375,148)		$(37,022,469)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Leuthold Grizzly Short Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$–	6,982,972	–	$6,982,972
Total Investments	$–	6,982,972	–	$6,982,972

Liabilities:
Investments:
Common Stocks	$(24,896,347)	–	–	$(24,896,347)
Exchange Traded Funds	(11,716,970)	–	–	(11,716,970)
Real Estate Investment Trusts - Common	(409,152)	–	–	(409,152)
Total Investments	$(37,022,469)	–	–	$(37,022,469)

Refer to the Schedule of Investments for further disaggregation of investment categories.